united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered
management investment companies

Investment Company Act file number:	811-22436

EntrepreneurShares Series Trust

(Exact name of registrant as specified in charter)

175 Federal Street, Suite #875 Boston, MA 02110
(Address of principal executive offices)	(Zip code)

Dr. Joel M. Shulman

175 Federal Street, Suite #875
Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code:	1-617-917-2605

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

ERShares Global Entrepreneurs

Institutional Class (ENTIX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about ERShares Global Entrepreneurs (the "Fund") for the period of July 1, 2024 through December 31, 2024.  You can find additional information about the Fund at https://entrepreneurshares.com/investor-resources/. You can also request this information by contacting us at 877-271-8811.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$54	0.98%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
35.4%
Communications
17.2%
Financials
13.7%
Consumer Discretionary
11.9%
Health Care
10.4%
Industrials
5.1%
Utilities
2.3%
Money Market
1.4%
Energy
1.0%
Materials
0.9%
Consumer Staples
0.7%

Value	Value
Consumer Staples	0.7%
Materials	0.9%
Energy	1.0%
Money Market	1.4%
Utilities	2.3%
Industrials	5.1%
Health Care	10.4%
Consumer Discretionary	11.9%
Financials	13.7%
Communications	17.2%
Technology	35.4%

Fund Statistics

Net Assets	$41,584,887
Number of Portfolio Holdings	60
Advisory Fee (net of waivers)	$115,784
Portfolio Turnover	47%

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

ERShares Global Entrepreneurs (ENTIX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://entrepreneurshares.com/investor-resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-ENTIX

ERShares Private-Public Crossover ETF

(XOVR) Nasdaq Stock Market, LLC

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about ERShares Private-Public Crossover ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.  You can find additional information about the Fund at https://entrepreneurshares.com/investor-resources/. You can also request this information by contacting us at 877-271-8811. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ERShares Private-Public Crossover ETF	$41	0.75%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
45.5%
Communications
24.5%
Consumer Discretionary
6.4%
Industrials
9.9%
Health Care
8.4%
Financials
4.1%
Other Assets in Excess of Liabilities
1.2%

Value	Value
Other Assets in Excess of Liabilities	1.2%
Financials	4.1%
Health Care	8.4%
Industrials	9.9%
Consumer Discretionary	6.4%
Communications	24.5%
Technology	45.5%

Fund Statistics

Net Assets	$205,670,660
Number of Portfolio Holdings	32
Advisory Fee	$414,705
Portfolio Turnover	55%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 28, 2025 or upon request at 877-271-8811.

Effective August 29, 2024, the Fund's name was changed from "ERShares Entrepreneurs ETF" to "ERShares Private-Public Crossover ETF." Additionally, the Fund's ticker symbol was changed from "ENTR" to "XOVR."

ERShares Private-Public Crossover ETF (XOVR)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://entrepreneurshares.com/investor-resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-XOVR

(b) Not applicable

Item 2. Code of Ethics.

Not applicable – disclosed with annual report

Item 3. Audit Committee Financial Expert.

Not applicable – disclosed with annual report

Item 4. Principal Accountant Fees and Services.

Not applicable – disclosed with annual report

Item 5. Audit Committee of Listed Registrants.

Not applicable – disclosed with annual report

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

EntrepreneurShares Series Trust™

ERShares Global Entrepreneurs (ENTIX)

Semi-Annual Financial Statements and Additional Information

December 31, 2024

ERShares Global Entrepreneurs

Schedule of Investments

December 31, 2024 (Unaudited)

	Shares	Fair Value
Common Stocks — 93.78%
Argentina — 1.95%
Consumer Discretionary — 1.95%
MercadoLibre, Inc.(a)	477	$811,110
Total Argentina		811,110

Australia — 3.96%
Communications — 1.17%
SEEK Ltd.	34,715	484,940

Health Care — 1.23%
Telix Pharmaceuticals Ltd.(a)	33,555	511,103

Technology — 1.56%
Technology One Ltd.	33,491	649,008
Total Australia		1,645,051

Canada — 5.91%
Communications — 2.17%
Shopify, Inc.(a)	8,508	904,656

Health Care — 2.00%
Well Health Technologies Corp.(a)	174,806	834,094

Technology — 1.74%
Constellation Software, Inc.	179	553,415
Topicus.com, Inc.	2,013	170,176
		723,591
Total Canada		2,462,341

Ireland — 2.89%
Health Care — 1.92%
Alkermes PLC(a)	27,809	799,787

Industrials — 0.97%
Cimpress PLC(a)	5,611	402,421
Total Ireland		1,202,208

Israel — 4.38%
Technology — 4.38%
Check Point Software Technologies Ltd.(a)	1,950	364,065
Monday.com Ltd.(a)	1,858	437,448
Wix.com Ltd.(a)	4,751	1,019,327
Total Israel		1,820,840

Japan — 0.44%
Communications — 0.44%
GMO internet, Inc.	10,774	183,503
Total Japan		183,503

See accompanying notes which are an integral part of these financial statements.

ERShares Global Entrepreneurs

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

	Shares	Fair Value
Common Stocks — 93.78% (continued)
Jersey — 1.56%
Communications — 1.56%
Gambling.com Group Ltd.(a)	46,080	$648,806
Total Jersey		648,806

Luxembourg — 2.53%
Communications — 2.53%
Spotify Technology SA(a)	2,349	1,050,896
Total Luxembourg		1,050,896

Singapore — 2.84%
Communications — 1.64%
Sea Ltd. - ADR(a)	6,413	680,419

Consumer Staples — 0.67%
Wilmar International Ltd.	123,149	279,533

Technology — 0.53%
Karooooo Ltd.	4,865	219,655
Total Singapore		1,179,607

Sweden — 1.64%
Communications — 0.85%
Embracer Group A.B.(a)	128,765	351,010

Consumer Discretionary — 0.79%
Evolution Gaming Group A.B.	4,269	329,051
Total Sweden		680,061

Thailand — 0.84%
Technology — 0.84%
Fabrinet(a)	1,581	347,630
Total Thailand		347,630

United Kingdom — 1.34%
Financials — 1.34%
Hargreaves Lansdown PLC	40,579	557,825
Total United Kingdom		557,825

United States — 63.50%
Communications — 6.82%
Alphabet, Inc., Class A	4,350	823,455
AppLovin Corp., Class A(a)	3,457	1,119,480
Meta Platforms, Inc., Class A	1,524	892,318
		2,835,253
Consumer Discretionary — 9.20%
Airbnb, Inc., Class A(a)	2,793	367,028
Amazon.com, Inc.(a)	2,774	608,588
DoorDash, Inc., Class A(a)	5,231	877,500
DraftKings, Inc., Class A(a)	14,974	557,033
Lennar Corp., Class A	3,852	525,297

See accompanying notes which are an integral part of these financial statements.

ERShares Global Entrepreneurs

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

	Shares	Fair Value
Common Stocks — 93.78% (continued)
United States — 63.50% (continued)
Consumer Discretionary — 9.20% (continued)
Tesla, Inc.(a)	2,214	$894,102
		3,829,548
Energy — 0.95%
Valero Energy Corp.	3,232	396,211

Financials — 10.00%
Coinbase Global, Inc., Class A(a)	3,633	902,074
KKR & Co., Inc.	7,713	1,140,830
Robinhood Markets, Inc., Class A(a)	24,827	925,054
Toast, Inc., Class A(a)	32,666	1,190,676
		4,158,634
Health Care — 5.27%
Medpace Holdings, Inc.(a)	1,981	658,148
ResMed, Inc.	3,005	687,213
United Therapeutics Corp.(a)	2,406	848,933
		2,194,294
Industrials — 1.68%
Clean Harbors, Inc.(a)	3,044	700,546

Materials — 0.89%
Newmont Corp.	9,942	370,041

Technology — 26.42%
Arista Networks, Inc.(a)	5,068	560,166
Block, Inc.(a)	9,685	823,128
Corpay, Inc.(a)	2,470	835,897
Crowdstrike Holdings, Inc.(a)	1,289	441,044
DocuSign, Inc.(a)	7,500	674,550
NVIDIA Corp.	10,610	1,424,817
Oracle Corp.	4,060	676,558
Palantir Technologies, Inc., Class A(a)	11,069	837,148
Palo Alto Networks, Inc.(a)	2,826	514,219
Pegasystems, Inc.	11,229	1,046,544
Salesforce, Inc.	2,715	907,706
Synopsys, Inc.(a)	1,263	613,010
Twilio, Inc., Class A(a)	7,564	817,517
Unity Software, Inc.(a)	35,960	808,021
		10,980,325
Utilities — 2.27%
Vistra Energy Corp.	6,846	943,858
Total United States		26,408,710

Total Common Stocks (Cost $29,489,923)		38,998,588

See accompanying notes which are an integral part of these financial statements.

ERShares Global Entrepreneurs

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

	Shares	Fair Value
Partnership Shares — 4.81%
United States — 4.81%
Klarna, SPV(a)(b)(c)(d)	2,451	$1,000,000
SPACEX, SPV(a)(b)(c)(d)	5,405	1,000,000
Total Partnership Shares (Cost $2,040,000)		2,000,000

Money Market Funds - 1.44%
Fidelity Investments Money Market Treasury Only Portfolio, Class I, 4.34%(e)	600,001	600,001
Total Money Market Funds (Cost $600,001)		600,001

Total Investments — 100.03% (Cost $32,129,924)		41,598,589
Liabilities in Excess of Other Assets — (0.03)%		(13,702)
Net Assets — 100.00%		$41,584,887

(a)	Non-income producing security.
(b)	Illiquid security.
(c)	Level 3 securities fair valued using significant unobservable inputs.
(d)	Restricted investment as to resale.
(e)	Rate disclosed is the seven day effective yield as of December 31, 2024.

ADR	- American Depositary Receipt
SPV	- Special Purpose Vehicle

See accompanying notes which are an integral part of these financial statements.

ERShares Global Entrepreneurs

Statement of Assets and Liabilities

December 31, 2024 (Unaudited)

Assets
Investments, at cost	$32,129,924
Investments at fair value	41,598,589
Dividends and interest receivable	4,057
Tax reclaims receivable	11,098
Prepaid expenses	7,779
Total Assets	41,621,523

Liabilities
Payable to Advisor	23,183
Payable to Trustees	1,094
Accrued expenses and other liabilities	12,359
Total Liabilities	36,636
Net Assets	$41,584,887

Net Assets consist of:
Paid-in capital	52,905,967
Accumulated deficit	(11,321,080)
Net Assets	$41,584,887

Institutional Class
Net Assets	$41,584,887
Shares outstanding (unlimited number of shares authorized, $0.01 par value)	2,561,959
Net asset value (NAV) and offering price per share	$16.23
Redemption price per share (NAV * 98%)(a)	$15.91

(a)	The Fund charges a 2.00% redemption fee on shares redeemed within five business days of purchase. Shares are redeemed at the NAV if held longer than five business days. See Note 8.

See accompanying notes which are an integral part of these financial statements.

ERShares Global Entrepreneurs

Statement of Operations

For the six months ended December 31, 2024 (Unaudited)

Investment Income
Dividend income (net of foreign taxes withheld of 7,732)	$74,389
Interest income	14,287
Total investment income	88,676

Expenses
Advisory fees	171,878
Fund accounting and administration fees	26,047
Auditing fees	8,019
Custodian fees	6,088
Registration fees	5,653
Transfer agent	5,583
Legal fees	4,930
Trustees' fees and expenses	4,731
Shareholder reporting fees	3,951
Insurance expense	1,796
Pricing fees	1,269
Miscellaneous	5,612
Total expenses	245,557
Fees contractually waived by Advisor	(56,094)
Net operating expenses	189,463
Net investment loss	(100,787)

Net Realized and Change in Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	3,123,722
Foreign currency transactions	(4,200)
Net realized gain	3,119,522

Change in unrealized appreciation on:
Investments	3,185,352
Foreign currency translations	546
Net change in unrealized appreciation	3,185,898
Net realized and change in unrealized appreciation on investments	6,305,420
Net increase in net assets resulting from operations	$6,204,633

See accompanying notes which are an integral part of these financial statements.

ERShares Global Entrepreneurs

Statements of Changes in Net Assets

	For the Six Months Ended December 31, 2024	For the Year Ended June 30, 2024
	(Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(100,787)	$(59,426)
Net realized gain on investments and foreign currency transactions	3,119,522	6,383,939
Net change in unrealized appreciation on investments and foreign currency translations	3,185,898	4,099,719
Net increase in net assets resulting from operations	6,204,633	10,424,232

Distributions to Shareholders from Earnings:
Institutional Class	(251,881)	(37,447)
Total distributions to shareholders	(251,881)	(37,447)

Capital Transactions:
Institutional Class
Proceeds from shares sold	26,015	8,777
Reinvestment of distributions	251,046	37,346
Cost of shares redeemed	(86,662)	(25,017,319)
Net increase (decrease) in net assets resulting from capital transactions	190,399	(24,971,196)
Total Increase (Decrease) in Net Assets	6,143,151	(14,584,411)

Net Assets
Beginning of period	35,441,736	50,026,147
End of period	$41,584,887	$35,441,736

Share Transactions
Shares sold	1,582	697
Shares issued in reinvestment of distributions	15,114	3,117
Shares redeemed	(6,058)	(1,808,013)
Net increase (decrease) in shares outstanding	10,638	(1,804,199)

See accompanying notes which are an integral part of these financial statements.

ERShares Global Entrepreneurs - Institutional Class

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended December 31, 2024 (Unaudited)		For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021		For the Year Ended June 30, 2020
Selected Per Share Data:
Net asset value, beginning of period	$13.89		$11.49	$10.19	$21.82	$16.82		$15.78

Investment operations:
Net investment income (loss)(a)	(0.04)		(0.01)	0.02	(0.10)	(0.14)		(0.08)
Net realized and unrealized gain (loss)	2.48		2.42	1.28	(7.22)	7.32		1.61
Total from investment operations	2.44		2.41	1.30	(7.32)	7.18		1.53

Less distributions to shareholders from:
Net investment income	(0.10)		(0.01)	—	(0.15)	—		—
Net realized gains	—		—	—	(4.16)	(2.18)		(0.49)
Total distributions	(0.10)		(0.01)	—	(4.31)	(2.18)		(0.49)

Paid in capital from redemption fees	—		—	—	—	—	(b)	— (b)
Net asset value, end of period	$16.23		$13.89	$11.49	$10.19	$21.82		$16.82

Total Return(c)	17.54	%(d)	20.97%	12.76%	(39.05)%	42.63%		9.80%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$41,585		$35,442	$50,026	$45,168	$121,627		$51,234
Ratio of expenses to average net assets:
Before fees waived/recouped	1.27	%(e)	1.15%	1.17%	1.37%	1.44%		1.49%
After fees waived/recouped	0.98	%(e)	0.98%	0.98%	1.29%	1.44%		1.49%
Ratio of net investment income (loss) to average net assets:
Before fees waived/recouped	(0.52)%		(0.28)%	(0.03)%	(0.70)%	(0.67)%		(0.51)%
After fees waived/recouped	(0.81	)%(e)	(0.11)%	0.16%	(0.63)%	(0.67)%		(0.51)%
Portfolio turnover rate	47	%(d)	208%	94%	265%	477	%(f)	61%

(a)	Based on average shares outstanding during the period.
(b)	Rounds to less than $0.005 per share.
(c)

Total returns would have been lower/higher had certain expenses not been waived/recovered by the Advisor (see Note 3). Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

(d)	Not annualized.
(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

ERShares Global Entrepreneurs - Institutional Class

Financial Highlights

(For a share outstanding during each period)

(f)

The Fund has experienced an unusual interest rate environment combined with volatile markets resulting from inflationary concerns. These two factors posed potential adverse effects to the Fund. Thus, the portfolio manager engaged in temporary defensive positions as well as positioned the Fund to take the best advantage of the environment it was facing. These two actions, combined with a reversion of the defensive positions, resulted in an increased turnover for the Fund.

See accompanying notes which are an integral part of these financial statements.

ERShares Global Entrepreneurs

Notes to Financial Statements

December 31, 2024 (Unaudited)

1.	ORGANIZATION

EntrepreneurShares™ Series Trust, a Delaware statutory trust (the “Trust”), was formed on July 1, 2010, and has authorized capital of unlimited shares of beneficial interest. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is authorized to issue multiple series and classes of shares. ERShares Global Entrepreneurs (the “Fund”, formerly known as EntrepreneurShares Global Fund) is classified as a “diversified” series, as defined in the 1940 Act. The Fund is an investment company and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – Investment Companies including Accounting Standards Update (“ASU”) 2013-08. The Fund commenced operations on November 11, 2010.

The investment objective of the Fund is long-term capital appreciation. The Fund seeks to achieve its objective by investing mainly in equity securities of global companies with market capitalizations that are above $300 million at the time of initial purchase and possess entrepreneurial characteristics, as determined by EntrepreneurShares, LLC, is the Fund’s Sub-Advisor (the “Sub-Advisor”), and Seaport Global Advisors, LLC, formerly known as Weston Capital Advisors, LLC, is the Fund’s investment advisor (the “Advisor”). Dr. Joel M. Shulman has been the Fund’s portfolio manager since November 11, 2010 and Managing Director of the Advisor and President of the Sub-Advisor.

The Fund has registered three classes of shares: Class A shares, Retail Class shares and Institutional Class shares. Each share represents an equal proportionate interest in the assets and liabilities belonging to the applicable class and is entitled to such dividends and distributions out of income belonging to the applicable class as are declared by the EntrepreneurShares Series Trust Board of Trustees (the “Board”). On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or on matters expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. Currently, only Institutional Class shares of the Fund are being offered.

The Fund operates as a single operating segment. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the Advisor, who is responsible for the oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

ERShares Global Entrepreneurs

Notes to Financial Statements (continued)

December 31, 2024 (Unaudited)

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”).The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies including Accounting Standards Update (“ASU”) 2013-08. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Regulatory Update

Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – The Securities and Exchange Commission adopted rule and form amendments that have resulted in changes to the design and delivery of shareholder reports of mutual funds and ETFs, requiring them to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, no longer appears in a streamlined shareholder report but is available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR.

Investment Valuations

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Fund.

In determining the net asset value (“NAV”) of the Fund’s shares, securities that are listed on a national securities exchange (other than the National Association of Securities Dealers’ Automatic Quotation System (“Nasdaq”) are valued at the last sale price on the day the valuation is made. Securities that are traded on Nasdaq under one of its three listing tiers, Nasdaq Global Select Market, Nasdaq Global Market and Nasdaq Capital Market, are valued at the Nasdaq Official Closing Price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid price.

ERShares Global Entrepreneurs

Notes to Financial Statements (continued)

December 31, 2024 (Unaudited)

Unlisted securities held by the Fund are valued at the average of the quoted bid and ask prices in the over-the-counter market. Securities and other assets for which market quotations are not readily available are valued at their fair value in good faith by the Advisor, acting in its capacity as valuation designee pursuant to procedures established by and under the supervision of the Board.

Short-term investments with 61 days or more to maturity at time of purchase are valued at fair market value through the 61st day prior to maturity, based on quotations received from market makers or other appropriate sources; thereafter, they are generally valued at amortized cost. There is no definitive set of circumstances under which the Fund may elect to use fair value procedures to value a security. Types of securities that the Fund may hold for which fair value pricing might be required include, but are not limited to: (a) illiquid securities, including restricted securities and private placements for which there is no public market; (b) options not traded on a securities exchange; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended, as permitted by the SEC; (e) foreign securities, if an event or development has occurred subsequent to the close of the foreign market and prior to the close of regular trading on the New York Stock Exchange (“NYSE”) that would materially affect the value of the security; and (f) fixed income securities that have gone into default and for which there is not a current market value quotation.

Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance that the Fund could obtain the fair value price assigned to a security upon sale. Securities that are not listed on an exchange are valued by the Fund’s Advisor, under the supervision of the Board. There is no single standard for determining the fair value of a security. Rather, in determining the fair value of a security, the Advisor and the Board take into account the relevant factors and surrounding circumstances, which may include: (1) the nature and pricing history (if any) of the security; (2) whether any dealer quotations for the security are available; (3) possible valuation methodologies that could be used to determine the fair value of the security; (4) the recommendation of the portfolio manager of the Fund with respect to the valuation of the security; (5) whether the same or similar securities are held by other funds managed by the Advisor or other fund and the method used to price the security in those funds; (6) the extent to which the fair value to be determined for the security will result from the use of data or formulae produced by third parties independent of the Advisor; and (7) the liquidity or illiquidity of the market for the security.

Fair Value Measurement

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These

ERShares Global Entrepreneurs

Notes to Financial Statements (continued)

December 31, 2024 (Unaudited)

standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the year and expanded disclosure of valuation levels for major security types. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1: Unadjusted quoted prices in active markets for identical assets that the Fund has the ability to access at the measurement date;

Level 2: Observable inputs other than quoted prices included in Level 1 that are observable for the asset either directly or indirectly. These inputs may include quoted prices for identical instruments on inactive markets, quoted prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates, and similar data;

Level 3: Significant unobservable inputs for the asset to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions that a market participant would use in valuing the asset, and would be based on the best information available.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Fund. The Fund considers observable data to be that market data, which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities and real estate investment trusts, and certain money market securities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. During the six months ended December 31, 2024, the Fund did not hold any instrument which used significant unobservable inputs (Level 3)

ERShares Global Entrepreneurs

Notes to Financial Statements (continued)

December 31, 2024 (Unaudited)

in determining fair value. The tables below are a summary of the inputs used to value the Fund’s investments as of December 31, 2024.

Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$38,998,588	$—	$—	$38,998,588
Partnership Shares*	—	—	2,000,000	2,000,000
Money Market Funds	600,001	—	—	600,001
Total	$39,598,589	$—	$2,000,000	$41,598,589

*	For further information regarding security characteristics, please see the Schedules of Investments.

The following is the activity in investments in which significant unobservable inputs (Level 3) were used in determining value as of December 31, 2024:

	Beginning balance June 30, 2024	Amortization/ Accretion	Change in unrealized appreciation (depreciation)	Balance as of December 31, 2024
Partnership Shares	$—	$—	$—	$2,000,000

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of December 31, 2024:

Level 3 Investment	Fair Value	Valuation Technique	Unobservable Inputs	Range of Inputs/Average	Impact to Valuation From an Increase in Input
Klarna, SPV	$1,000,000	Recent Transactions	Transaction Price	Not Applicable	Increase
SPACEX, SPV	$1,000,000	Recent Transactions	Transaction Price	Not Applicable	Increase
Total	$2,000,000

Restricted Securities – Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith in accordance with the Fund’s Valuation Policies. Private Investments generally are restricted securities

ERShares Global Entrepreneurs

Notes to Financial Statements (continued)

December 31, 2024 (Unaudited)

that are subject to substantial holding periods and are not traded in public markets. The Fund may not be able to resell some of its investments for extended periods, which may be several years.

Security Description	Acquisition Date	Cost	Value	% of Net Assets
Klarna, SPV	December 13, 2024	$1,020,000	$1,000,000	2.40%
SPACEX, SPV	December 12, 2024	$1,020,000	$1,000,000	2.40%
		$2,040,000	$2,000,000	4.80%

Use of Estimates and Indemnifications

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in these financial statements. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Fund, enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown; however, the Trust has not had claims or losses pursuant to these contracts and the Trust expects any risk of loss to be remote.

Federal Income Taxes

The Fund intends to continue to qualify as “regulated investment companies” under Sub- chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and net realized gains to shareholders.

The Fund has reviewed all open tax years and major jurisdictions and concluded that the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority for the six months ended December 31, 2024. The Fund would recognize interest and penalties, if any, related to uncertain tax benefits in the Statements of Operations. During the six months ended December 31, 2024, the Fund did not incur any interest or penalties. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.

Distribution to Shareholders

The Fund intends to continue to distribute to their shareholders any net investment income and any net realized long or short-term capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. The Fund may periodically make reclassifications

ERShares Global Entrepreneurs

Notes to Financial Statements (continued)

December 31, 2024 (Unaudited)

among certain of their capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from U.S. GAAP.

Allocation of Expenses

Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds by or under the direction of the Board in such a manner as the Board determine to be fair and equitable.

Foreign Currency Transactions

The Fund’s and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e., fair value of investment securities, assets and liabilities, purchases and sales of investment securities and income and expenses) are translated into U.S. dollars at the current rate of exchange on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such fluctuations are included in net realized and unrealized gain or (loss) on investments in the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign taxes withheld, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains (losses) arise from the changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Investment Transactions and Investment Income

Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income, less any foreign tax withheld, is recognized on the ex-dividend date and interest income is recognized on an accrual basis, including amortization/accretion of premiums or discounts.

ERShares Global Entrepreneurs

Notes to Financial Statements (continued)

December 31, 2024 (Unaudited)

Securities Lending

The Fund may lend portfolio securities constituting up to 33-1/3% of its total assets (as permitted by the 1940 Act) to unaffiliated broker-dealers, banks or other recognized institutional borrowers of securities, provided that the borrower at all times maintains cash, U.S. government securities or equivalent collateral or provides an irrevocable letter of credit in favor of the Fund equal in value to at least 102% of the value of loaned domestic securities and 105% of the value of loaned foreign securities on a daily basis. During the time portfolio securities are on loan, the borrower pays the lending Fund an amount equivalent to any dividends or interest paid on such securities, and such Fund may receive an agreed-upon amount of interest income from the borrower who delivered equivalent collateral or provided a letter of credit. Loans are subject to termination at the option of a Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan of portfolio securities and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan but could terminate the loan and regain the right to vote if that were considered important with respect to the investment.

The primary risk in securities lending is a default by the borrower during a sharp rise in price of the borrowed security resulting in a deficiency in the collateral posted by the borrower. The Fund will seek to minimize this risk by requiring that the value of the securities loaned be computed each day and additional collateral be furnished each day if required.

Disclosures about Offsetting Assets and Liabilities

The Fund is required to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect. As there are no master netting arrangements relating to the Fund’s participation in securities lending, and all amounts related to securities lending are presented gross on the Fund’s Statements of Assets and Liabilities, no additional disclosures have been made on behalf of the Fund. Please refer to the Securities Lending Note for additional disclosures related to securities lending, including collateral related to securities on loan.

ERShares Global Entrepreneurs

Notes to Financial Statements (continued)

December 31, 2024 (Unaudited)

3.	AGREEMENTS

Investment Advisory Agreement

The Advisor, a related party of the Fund, oversees the performance of the Fund and is responsible for overseeing the management of the investment portfolio of the Fund. These services are provided under the terms of an investment advisory agreement between the Trust and the Advisor, pursuant to which the Advisor receives an annual advisory fee equal to 0.89%. Through November 1, 2025, the Advisor has agreed to waive and/or reimburse the Fund for its advisory fee, and to the extent necessary, bear other expenses, to limit the total annualized expenses (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business of the Institutional Class shares of the Fund to the amounts of 0.98% per annum of net assets attributable to such shares of the Fund.

The Advisor shall be permitted to recover expenses it has borne subsequent to the effective date of this agreement (whether through reduction of its advisory fee or otherwise) in later periods to the extent that the Fund’s expenses fall below the annual rates set forth above, given that such a rate is not greater than the rate that was in place at the time of the waiver, provided, however, that the Fund is not obligated to pay any such reimbursed fees more than three years after the expense was incurred by the Advisor.

Sub-Advisory services are provided to the Fund, pursuant to an agreement between the Advisor and Sub-Advisor. Under the terms of this sub-advisory agreement, the Advisor, not the Fund, compensates the Sub-Advisor based on the Fund’s average net assets. Certain officers of the Advisor are also officers of the Sub-Advisor. Dr. Shulman is a majority owner of both the Advisor and the Sub-Advisor. For the six months ended December 31, 2024, the Advisor earned a fee of $171,878 from the Fund. The Advisor waived $56,094 for the six month ended December 31, 2024.

Each waiver/expense payment by the Advisor is subject to recoupment by the Advisor from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense

ERShares Global Entrepreneurs

Notes to Financial Statements (continued)

December 31, 2024 (Unaudited)

limitation in effect at the time of the recoupment. The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions are as follows:

Recoverable Through
June 30, 2025	$34,224
June 30, 2026	86,600
June 30, 2027	86,186
December 31, 2027	56,094

4.	INCOME TAXES

The Fund plans to distribute substantially all of the net investment income and net realized gains that it has realized on the sale of securities. These income and gains distributions will generally be paid once each year, on or before December 31. The character of distributions made during the year for financial reporting purposes may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial reporting and tax reporting purposes.

The tax character of distributions paid for the fiscal year ended June 30, 2024, the Fund’s most recent fiscal year end, were as follows:

Distributions paid from:
Ordinary income(a)	$37,447
Total distributions paid	$37,447

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

The Fund designates long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits for the Fund related to net capital gains to zero for the tax year ended June 30, 2024.

Additionally, U.S. GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or the NAV per share.

At December 31, 2024, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$10,719,024
Gross unrealized depreciation	(1,290,359)
Net unrealized appreciation (depreciation) on investments	9,428,665
Tax cost of investments	$32,129,924

ERShares Global Entrepreneurs

Notes to Financial Statements (continued)

December 31, 2024 (Unaudited)

The table above may differ from the financial statements due to timing differences related to the deferral of losses primarily due to wash sales.

At June 30, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$251,693
Accumulated capital and other losses	(22,678,510)
Unrealized appreciation on investments	5,152,985
Total accumulated earnings	$(17,273,832)

As of June 30, 2024, the Global Fund had short-term and long-term capital loss carryforwards available to offset future gains, not subject to expiration, in the amount of $16,716,693 and $5,961,816, respectively.

5.	RELATED PARTIES

At December 31, 2024, certain officers of the Trust were also employees of the Advisor. However, these officers were not compensated directly by the Fund. Refer to Note 1 for more information.

6.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2024, for the benefit of its shareholders, MAC & Co., an affiliate of the Fund, held 93.30% of the total Fund shares outstanding.

7.	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2024, purchases and sales of investment securities, other than short-term investments, were as follows:

Purchases	Sales
$18,652,781	$17,738,518

There were no purchases or sales of long-term U.S. government obligations during the six months ended December 31, 2024.

8.	REDEMPTION FEES

The Fund imposes a redemption fee equal to 2% of the dollar value of the shares redeemed within five business days of the date of purchase. The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains) or through

ERShares Global Entrepreneurs

Notes to Financial Statements (continued)

December 31, 2024 (Unaudited)

the automatic investment plan, shares held in retirement plans (if the plans request a waiver of the fee), or shares redeemed through designated systematic withdrawal plans.

9.	SECTOR RISK

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of December 31, 2024, the Fund had 35.47% of the value of its net assets invested in stocks within the Technology sector.

10.	FOREIGN SECURITIES RISK

The Fund generally invests a significant portion of its total assets in securities principally traded in markets outside the U.S. The foreign markets in which the Fund invests in are sometimes open on days when the NYSE is not open and the Fund does not calculate its NAV, and sometimes are not open on days when the NYSE is open and the Fund does calculate its NAV. Even on days on which both the foreign market and the NYSE are open, several hours may pass between the time when trading in the foreign market closes and the time at which the Fund calculates its NAV. That is generally the case for markets in Europe, Asia, Australia and other far eastern markets; the regular closing time of foreign markets in North and South America is generally the same as the closing time of the NYSE and the time at which the Fund calculate its NAV.

Foreign stocks, as an asset class, may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investment in foreign securities (including, but not limited to, depository receipts and participation certificates) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risk including less liquidity, high inflation rates, unfavorable economic practices and political instability. The risks of foreign investments are typically greater in emerging and less developed markets.

ERShares Global Entrepreneurs

Notes to Financial Statements (continued)

December 31, 2024 (Unaudited)

11.	SUBSEQUENT EVENTS EVALUATION

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

At a meeting of the Board of Trustees (the “Board”) held on August 14, 2024, all of the Trustees of EntrepreneurShares Series Trust (the “Trust”) met to discuss, among other things, the continuation of the investment advisory agreement for the ERShares Entrepreneurs ETF (formerly known as the ERShares Entrepreneur 30 ETF) (“Entrepreneurs ETF” or the “Fund”). In preparation for the meeting the Trustees reviewed materials addressing the review and consideration of the investment advisory agreement (the “Advisory Agreement”), which included a Gartenberg Memo to the Board from legal counsel, 15(c) analyses for the Fund, and the returns of the Fund and the Fund’s benchmark indices provided in the quarterly Board materials.

Capital Impact Advisors, LLC (the “Advisor”) is the investment adviser to the Fund. The Advisor is responsible for management of the investment portfolio of the Fund, and for overall management of the Fund’s business and affairs pursuant to the Advisory Agreement.

At the meeting, the Trustees had ample opportunity to consider matters they deemed relevant in considering the approval of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations, without undue time constraints. In addition to the materials requested by the Trustees in connection with their consideration of the continuation of the Advisory Agreement, the Trustees received materials in advance of each regular quarterly meeting of the Board that provided information relating to the services provided by the Advisor.

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the renewal of the Advisory Agreement. The Board relied upon the advice of independent legal counsel and the Board’s own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement. In considering the renewal of the Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. The Board reviewed materials provided by the Advisor related to the proposed renewal of the Advisory Agreement with respect to the Fund, including the Advisor’s respective Form ADV and related schedules, a description of the manner in which

Additional Information (Unaudited) (continued)

investment decisions were made and executed, a review of the personnel performing services for the Fund, including the individuals that primarily monitor and execute the investment process. The Board discussed the extent of the research capabilities, the quality of the compliance infrastructure and the experience of its investment advisory personnel. The Board noted that the Advisor was an experienced investment adviser with seasoned senior management and that the performance of the Fund was supported by the quality and experience of the staff.

Additionally, the Board received satisfactory responses from the representatives of the Advisor with respect to a series of important questions, including: whether the Advisor was involved in any lawsuits or pending regulatory actions; whether the advisory services provided to its other accounts would conflict with the advisory services provided to the Fund; whether there were procedures in place to adequately allocate trades among its respective clients; and whether the Advisor’s CCO had processes in place to review the portfolio managers’ performance of their duties to ensure compliance under its compliance program. The Board reviewed the information provided on the practices for monitoring compliance with the Fund’s investment limitations and discussed the compliance programs with the CCO of the Trust.

The Board noted that the CCO of the Trust continued to represent that the policies and procedures were reasonably designed to prevent violations of applicable federal securities laws. The Board also noted the Advisor’s representation that the prospectus and statement of additional information for the Fund accurately describe the investment strategies of the Fund. The Board then reviewed the capitalization of the Advisor based on financial information described by and representations made by the Advisor, and their respective representatives and concluded that the Advisor is sufficiently well-capitalized, or its principals have the ability to make additional contributions in order to meet its obligations to the Fund.

The Board concluded that the Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the advisory services to be provided by the Advisor to the Fund were satisfactory.

The Board reviewed the performance, fee and expense information provided by Ultimus using data provided by Morningstar, Inc. (“Morningstar”). The Board considered the limitations with such a process, including that the categorization determined by Morningstar may or may not subjectively correlate with the Fund’s investment strategy or portfolio holdings. The Board noted that the historical data used in the 15(c) analyses was as of the reporting period ended June 30, 2024, and that as of that date Entrepreneurs ETF had approximately $$82.994 million in net assets.

Performance. The Board discussed Morningstar’s classification of the Entrepreneurs ETF. The Board also referred to the category analysis as of June 30, 2024, noting the average net assets for funds in the category. The Board reviewed the Entrepreneurs ETF’s one-year, three-year and five- year returns annualized returns and compared them to the peer group’s and Morningstar category’s average annualized returns for these same periods, noting the Fund had generally lagged the peer group, Morningstar Category and index, but that the one-year returns revealed a significant recovery of the strategy as the one-year returns significantly outperformed the comparative references. The Board noted the strategy had a long-term focus and that it seemed imprudent to suggest that the Advisor change course.

Additional Information (Unaudited) (continued)

Fees and Expenses. The Board reviewed the fee and expense information provided by the Advisor. The Board considered the limitations with such a process, including that the categorization determined by Morningstar may or may not subjectively correlate with the Fund’s investment strategy or portfolio holdings. The Board noted that the historical data used in the 15(c) analyses was as of the reporting period ended June 30, 2024.

The Board noted that the Entrepreneurs ETF’s management fee of 0.75%, which is structured as a unified fee and compared that to the peer group’s average management fee of 0.62%, noted that the total annual fund operating expense of 0.75% and compared that to the peer group’s average total annual fund operating expense of 0.62% and that the Fund’s management fee and expenses were within the reasonable range of fees as compared to its peers.

Profitability. The Board reviewed a profitability summary that was provided by the Advisor, indicating that profits were below the 50% margin. The Board further reviewed the Fund’s annual and semi-annual shareholder reports, which contained audited financial statements including gross revenues earned by the Advisor with respect to its management of the Fund. The Board noted that while the Advisor appeared to earn a profit with respect to its management of the Fund, the profits did not appear to be excessive.

Economies of Scale. The Board examined the Advisor’s effort to achieve economies of scale for the Fund to the benefit of the Fund’s shareholders. The Board determined that as the Fund’s assets increase, economies of scale could be realized and will be revisited later.

Conclusion

The Board weighed all of the factors presented to them in the Gartenburg Memo, the Morningstar analysis of returns and expense ratios, the returns of the benchmark indices, profitability analysis and discussions with the Advisor during the Board meeting to consider the renewal of the Advisory Agreement. Without paying particular weight to any one factor, the Board, including a majority of the Independent Trustees, determined the advisory fees were fair and reasonable for the services provided and it was in the best interest of shareholders to continue the Advisory Agreement for a one-year period.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, is available (1) without charge upon request by calling the Funds at (887) 271-8811 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

EntrepreneurShares Series Trust™

ERShares Private-Public Crossover ETF

(formerly known as “ERShares Entrepreneurs ETF”)

(XOVR)

The Fund is an exchange-traded fund. This means that shares of the Fund are listed on The Nasdaq Stock Market LLC and trade at market prices. The market price for the Fund’s shares may be different from its net asset value per share.

Semi-Annual Financial Statements and Additional Information

December 31, 2024

ERShares Private-Public Crossover ETF

Schedule of Investments

December 31, 2024 (Unaudited)

	Shares	Fair Value
Common Stocks — 87.99%
Communications — 24.50%
Airbnb, Inc., Class A(a)	45,032	$5,917,655
Alphabet, Inc., Class A	59,094	11,186,494
AppLovin Corp., Class A(a)	37,245	12,061,048
DoorDash, Inc., Class A(a)	37,668	6,318,807
Meta Platforms, Inc., Class A	15,916	9,318,977
Trade Desk, Inc. (The), Class A(a)	47,469	5,579,032
		50,382,013
Consumer Discretionary — 6.42%
Copart, Inc.(a)	100,332	5,758,053
DraftKings, Inc., Class A(a)	117,538	4,372,414
Tesla, Inc.(a)	7,599	3,068,780
		13,199,247
Financials — 3.15%
Robinhood Markets, Inc., Class A(a)	173,613	6,468,820

Health Care — 8.40%
Medpace Holdings, Inc.(a)	11,378	3,780,113
Regeneron Pharmaceuticals, Inc.(a)	6,148	4,379,405
ResMed, Inc.	21,263	4,862,635
United Therapeutics Corp.(a)	12,038	4,247,488
		17,269,641
Technology — 45.52%
Appfolio, Inc., Class A(a)	18,648	4,600,835
Arista Networks, Inc.(a)	60,577	6,695,577
Corpay, Inc.(a)	13,749	4,652,937
Crowdstrike Holdings, Inc.(a)	19,536	6,684,438
Datadog, Inc., Class A(a)	41,638	5,949,654
MongoDB, Inc.(a)	16,577	3,859,291
Monolithic Power Systems, Inc.	6,047	3,578,010
NVIDIA Corp.	79,601	10,689,618
Oracle Corp.	45,546	7,589,785
Paylocity Holding Corp.(a)	22,911	4,570,057
Pure Storage, Inc., Class A(a)	84,005	5,160,427
Salesforce, Inc.	25,183	8,419,433
Samsara, Inc., Class A(a)	99,935	4,366,160
Synopsys, Inc.(a)	11,474	5,569,021
Toast, Inc., Class A(a)	151,484	5,521,591
Ubiquiti, Inc.	17,288	5,738,406
		93,645,240
Total Common Stocks (Cost $160,882,294)		180,964,961

See accompanying notes which are an integral part of these financial statements.

1

ERShares Private-Public Crossover ETF

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

	Shares	Fair Value
Partnership Shares — 10.83%
Klarna, SPV(a)(b)(c)(d)	4,902	$2,000,000
SPACEX, SPV(a)(b)(c)(d)	109,610	20,277,778
Total Partnership Shares (Cost $19,890,000)		22,277,778

Total Investments — 98.82% (Cost $180,772,294)		203,242,739
Other Assets in Excess of Liabilities — 1.18%		2,427,921
Net Assets — 100.00%		$205,670,660

(a)	Non-income producing security.
(b)	Illiquid security.
(c)	Level 3 securities fair valued using significant unobservable inputs.
(d)	Restricted investment as to resale.

SPV - Special Purpose Vehicle

See accompanying notes which are an integral part of these financial statements.

2

ERShares Private-Public Crossover ETF

Statement of Assets and Liabilities

December 31, 2024 (Unaudited)

Assets
Investments, at cost	$180,772,294
Investments, at fair value	203,242,739
Cash	1,968,601
Receivable for fund shares sold	552,693
Dividends and interest receivable	21,484
Total Assets	205,785,517

Liabilities
Unified fee	114,857
Total Liabilities	114,857
Net Assets	$205,670,660

Net Assets consist of:
Paid-in capital	$193,685,154
Accumulated earnings	11,985,506
Net Assets	$205,670,660

Net Assets	$205,670,660
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	11,425,000
Net asset value (offering and redemption price per share)	$18.00

See accompanying notes which are an integral part of these financial statements.

3

ERShares Private-Public Crossover ETF

Statement of Operations

For the six months ended December 31, 2024 (Unaudited)

Investment Income
Dividend income	$104,986
Interest income	8,183
Total investment income	113,169

Expenses
Unified fee	414,705
Total expenses	414,705
Net investment loss	(301,536)

Net Realized and Change in Unrealized Gain on Investments
Net realized gain on:
Investments	2,318,065
Investments in-kind	4,789,309
Net realized gain	7,107,374

Change in unrealized appreciation on:
Investments	5,079,626
Net realized and change in unrealized gain on investments	12,187,000
Net increase in net assets resulting from operations	$11,885,464

See accompanying notes which are an integral part of these financial statements.

4

ERShares Private-Public Crossover ETF

Statements of Changes in Net Assets

	For the Six Months Ended December 31, 2024	For the Year Ended June 30, 2024
	(Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(301,536)	$(312,245)
Net realized gain on investments and in-kind redemptions	7,107,374	9,815,604
Net change in unrealized appreciation on investments	5,079,626	9,331,959
Net increase in net assets resulting from operations	11,885,464	18,835,318

Capital Transactions:
Proceeds from shares issued	132,203,602	21,212,175
Cost of shares redeemed	(23,198,638)	(776,012)
Net increase in net assets resulting from capital transactions	109,004,964	20,436,163
Total Increase in Net Assets	120,890,428	39,271,481

Net Assets
Beginning of period	84,780,232	45,508,751
End of period	$205,670,660	$84,780,232

Share Transactions
Issued	7,350,000	1,775,000
Redeemed	(1,375,000)	(50,000)
Net increase in shares outstanding	5,975,000	1,725,000

See accompanying notes which are an integral part of these financial statements.

5

ERShares Private-Public Crossover ETF

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended December 31, 2024 (Unaudited)		For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021		For the Year Ended June 30, 2020
Selected Per Share Data:
Net asset value, beginning of period	$15.56		$12.22	$9.47	$26.35	$21.15		$17.49

Investment operations:
Net investment loss	(0.01)		(0.05)	— (a)	(0.13)	(0.11)		(0.01)
Net realized and unrealized gain (loss)	2.45		3.39	2.75	(8.03)	6.96		3.68
Total from investment operations	2.44		3.34	2.75	(8.16)	6.85		3.67

Less distributions to shareholders from:
Net investment income	—		—	—	(0.09)	—		(0.01)
Net realized gains	—		—	—	(8.63)	(1.65)		—
Total distributions	—		—	—	(8.72)	(1.65)		(0.01)

Net asset value, end of period	$18.00		$15.56	$12.22	$9.47	$26.35		$21.15
Market price, end of period	$18.00		$15.56	$12.23	$9.43	$26.36		$21.15

Total Return(b)	15.68	%(c)	27.33%	29.04%	(43.04)%	32.01%		21.03%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$205,671		$84,780	$45,509	$30,299	$142,961		$116,341
Ratio of net expenses to average net assets(d)	0.75	%(e)	0.75%	0.54%	0.49%	0.49%		0.49%
Ratio of net investment loss to average net assets	(0.55	)%(e)	(0.45)%	(0.05)%	(0.24)%	(0.41)%		(0.05)%
Portfolio turnover rate	55	%(c)	360%	159%	312%	714	%(f)	130	%(g)

(a)	Rounds to less than $0.005 per share.
(b)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(c)	Not annualized.
(d)

The Fund operates under a “Unified Fee” structure under which the Advisor pays substantially all of the expenses for the Fund. The Fund pays the Advisor the Unified Fee, an amount based on its average net assets, computed daily and paid monthly. The Fund pays the Advisor 0.49% of its net assets.

(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

6

ERShares Private-Public Crossover ETF

Financial Highlights

(For a share outstanding during each period)

(f)

The Fund has experienced an unusual interest rate environment combined with volatile markets resulting from inflationary concerns. These two factors posed potential adverse effects to the Fund. Thus, the portfolio manager engaged in temporary defensive positions as well as positioned the Fund to take the best advantage of the environment it was facing. These two actions, combined with a reversion of the defensive positions, resulted in an increased turnover for the Fund.

(g)

Given the abnormal market circumstances during the quarter ending June 30, 2020, as a result of the COVID-19 situation; the Fund had taken a temporary defensive approach. Implementing the temporary defensive measure resulted in the increase in portfolio turnover for the Fund. The Fund’s exposure to the Entrepreneur 30 Index had been reduced in line with the following guideline of the then current prospectus “Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies included in the Entrepreneur 30 Index.” The Fund no longer follows an index.

See accompanying notes which are an integral part of these financial statements.

7

EntrepreneurShares Series Trust

Notes to the Financial Statements

December 31, 2024 (Unaudited)

1.	ORGANIZATION

EntrepreneurShares Series Trust™ (the “Trust”) was organized on July 1, 2010 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company and thus is determined to be an investment company for accounting purposes. The Trust is comprised of two funds and is authorized to issue an unlimited number of shares of beneficial interest for each fund (“Shares”). The accompanying financial statements are those of the ERShares Private-Public Crossover ETF (previously known as ERShares Entrepreneur ETF) (the “Fund”). The Fund is an exchange-traded fund. The investment objective of the Fund is to seek long-term capital appreciation. The Fund’s prospectus provides a description of the Fund’s investment objectives, policies, and strategies. The Fund is non-diversified and therefore may invest a greater percentage of their assets in fewer issuers than a diversified Fund.

Shares of the Fund are listed and traded on The Nasdaq Stock Market LLC. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares, of at least 25,000 Shares for the Fund (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

The Fund operates as a single operating segment. The Fund’s income, expenses, assets, and performance are regularly monitored for the oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”). The Fund is an investment company and accordingly follows the investment

8

EntrepreneurShares Series Trust

Notes to the Financial Statements (continued)

December 31, 2024 (Unaudited)

company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies including Accounting Standards Update (“ASU”) 2013-08. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Regulatory Update

Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds – The Securities and Exchange Commission adopted rule and form amendments that have resulted in changes to the design and delivery of shareholder reports of mutual funds and ETFs, requiring them to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, no longer appears in a streamlined shareholder report but is available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR.

Investment Valuations

The Fund holds its investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures adopted by the Board. Pursuant to these procedures, the Fund may use a pricing service, bank, or broker-dealer experienced in such matters to value the Fund’s securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined in good faith by the Advisor, acting in its capacity as valuation designee pursuant to procedures established by and under the supervision of the Board. The fair valuation process is designed to value the subject security at the price the Fund would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

Equity securities traded on a securities exchange are valued at the last reported sales price on the principal exchange. Equity securities quoted by Nasdaq are valued at the Nasdaq

9

EntrepreneurShares Series Trust

Notes to the Financial Statements (continued)

December 31, 2024 (Unaudited)

official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. In each of these situations, securities are typically categorized as Level 1 and Level 2, respectively in the fair value hierarchy.

The Fund may invest in American Depositary Receipts as well as other “hybrid” forms of depositary receipts, including Global Depositary Receipts. These depositary receipts are certificates evidencing ownership of shares of a foreign issuer, and serve as an alternative to directly purchasing the underlying foreign securities in their national markets and currencies. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country.

Redeemable securities issued by open-end investment companies are valued at the last calculated net asset value, with the exception of securities issued by exchange-traded open-end investment companies, which are priced as equity securities as described above.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries, a portion of which may be reclaimable. The Fund may be subject to foreign taxes on capital gains on the sale of securities or foreign currency transactions. The Fund accrues foreign capital gains taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which is invests. Such tax accrual is based in part on actual and estimated realized gains. Estimated realized gains are subject to change and such change could be material. However, management’s conclusions may be subject to future review and change based on changes in, or the interpretation of, the accounting standards or tax laws and regulations.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Fund’s investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical assets.

Level 2 – Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable pricing inputs at the measurement date (including the Fund’s own assumptions in determining the fair value of investments).

10

EntrepreneurShares Series Trust

Notes to the Financial Statements (continued)

December 31, 2024 (Unaudited)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following table provides the fair value measurement as of December 31, 2024, while the breakdown, by category, of common stocks is disclosed in the Schedule of Investments for the Fund.

Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$180,964,961	$—	$—	$180,964,961
Partnership Shares*	—	—	22,277,778	22,277,778
Total	$180,964,961	$—	$22,277,778	$203,242,739

*	For further information regarding security characteristics, please see the Schedules of Investments.

The following is the activity in investments in which significant unobservable inputs (Level 3) were used in determining value as of December 31, 2024:

	Beginning balance June 30, 2024	Amortization/ Accretion	Change in unrealized appreciation (depreciation)	Balance as of December 31, 2024
Partnership Shares	$—	$—	$—	$22,277,778

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of December 31, 2024:

Level 3 Investment	Fair Value	Valuation Technique	Unobservable Inputs	Range of Inputs/Average	Impact to Valuation From an Increase in Input
Klarna, SPV	$2,000,000	Recent Transactions	Transaction Price	Not Applicable	Increase
SPACEX, SPV	$20,277,778	Recent Transactions	Transaction Price	Not Applicable	Increase
Total	$22,277,778

Restricted Securities – Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with

11

EntrepreneurShares Series Trust

Notes to the Financial Statements (continued)

December 31, 2024 (Unaudited)

another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith in accordance with the Fund’s Valuation Policies. Private Investments generally are restricted securities that are subject to substantial holding periods and are not traded in public markets. The Fund may not be able to resell some of its investments for extended periods, which may be several years.

Security Description	Acquisition Date	Cost	Value	% of Net Assets
Klarna, SPV	December 13, 2024	$2,040,000	$2,000,000	0.97%
SPACEX, SPV	December 2, 2024	$17,850,000	$20,277,778	10.08%
		$19,890,000	$22,277,778	11.05%

Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by the Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Fund may be subject to foreign taxes on gains in investments or currency repatriation. The Fund accrues such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which is invests.

Cash

Idle cash may be swept into various overnight demand deposits and is classified as cash or foreign currency on the Statements of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Dividends and Distributions to Shareholders

The Fund intends to distribute to their shareholders net investment income and net realized long or short-term capital gains, if any, at least annually. Distributions are recorded on the ex- dividend date. The amount of dividends from net investment income and net realized gains

12

EntrepreneurShares Series Trust

Notes to the Financial Statements (continued)

December 31, 2024 (Unaudited)

is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., distributions and income received from pass-through investments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification.

3.	INVESTMENT ADVISORY AND OTHER CONTRACTUAL SERVICES

Investment Advisory Fees

Capital Impact Advisors, LLC (the “Advisor”), a related party, serves as the Fund’s investment advisor pursuant to an Investment Advisory Agreement. Subject at all times to the supervision and approval of the Board, the Advisor is responsible for the overall management of the Trust. The Advisor has arranged for distribution, custody, fund administration, transfer agency and all other services necessary for the Fund to operate. The Advisor receives a fee for its services, a “Unified Fee”. The Fund pays 0.75% of the Fund’s average daily net assets, computed daily and paid monthly. Out of the Unified Fee, the Advisor is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit, independent trustees and other services, except for payments under any 12b-1 plan, taxes and other governmental fees, brokerage fees, commissions and other transaction expenses, interest and other costs of borrowing, including short selling, litigation or arbitration expenses, acquired fund fees and expenses, and extraordinary or other non- routine expenses of the Fund. The Advisor’s Unified Fee is designed to cause substantially all of the Fund’s expenses to be paid and to compensate the Advisor for providing services for the Fund.

At December 31, 2024, certain officers of the Trust are officers, directors and/or trustees of the Advisor. Certain officers of the Trust were also employees of the Advisor. These officers were not compensated directly by the Fund.

Each Trustee who is not considered an interested Trustee, as such term is defined within the 1940 Act (each an “Independent Trustee”), of the Trust receives compensation of $3,500 for attending each Board meeting, including special meetings, as well as an additional $1,000 for each audit commit meeting. The Fund also reimburses the noninterested Trustees for their reasonable travel expenses incurred in attending meetings of the Board. Trustee fees are allocated to the two funds in the Trust based on each fund’s relative net assets. Trustee fees for the Fund are paid by the Advisor out of the Unified Fee with respect to the Fund.

13

EntrepreneurShares Series Trust

Notes to the Financial Statements (continued)

December 31, 2024 (Unaudited)

4.	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2024, purchases and sales of investment securities, other than in-kind transactions and short-term investments, were as follows:

	Purchases	Sales
ERShares Private-Public Crossover ETF	$70,039,863	$61,956,786

For the six months ended December 31, 2024, purchases and sales for in-kind transactions were as follows:

	Purchases	Sales
ERShares Private-Public Crossover ETF	$121,670,574	$23,295,009

For the six months ended December 31, 2024, the Fund had in-kind net realized gains of $4,789,309.

There were no purchases or sales of long-term U.S. government obligations during the six months ended December 31, 2024.

5.	CAPITAL SHARE TRANSACTIONS

Shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof at net asset value. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in shares for the Fund are disclosed in detail on the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of the Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of the Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs the Funds incur to issue or redeem Creation Units. The standard transaction fee charge is $250. For the six months ended December 31, 2024, the Fund received $xxx in transaction fees. Transaction fees received by the Fund are included in the capital transactions presented on the Statements of Changes in Net Assets.

From time to time, settlement of securities related to subscriptions-in-kind or redemptions- in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities payable related to in-kind transactions” on the Statements of Assets and Liabilities.

14

EntrepreneurShares Series Trust

Notes to the Financial Statements (continued)

December 31, 2024 (Unaudited)

During the six months ended December 31, 2024, the Funds received securities in exchange for subscriptions of capital shares (subscriptions-in-kind) as follows:

	Shares	Fair Value
ERShares Private-Public Crossover ETF	21,772,271	$290,022,186

6.	FEDERAL TAX INFORMATION

It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The Trust has evaluated tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than not (i.e., greater than 50-percent chance) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in tax years remain subject to examination by tax authorities (generally three years plus the interim tax period since then for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Fund to record a tax liability and, therefore, there is no impact to the Fund’s financial statements.

At December 31, 2024, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$25,978,667
Gross unrealized depreciation	(3,508,222)
Net unrealized appreciation (depreciation) on investments	22,470,445
Tax cost of investments	$180,772,294

15

EntrepreneurShares Series Trust

Notes to the Financial Statements (continued)

December 31, 2024 (Unaudited)

At June 30, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(15,444,114)
Unrealized appreciation on investments	15,544,156
Total accumulated earnings	$100,042

As of June 30, 2024, the Fund had short-term and long-term capital loss carryforwards available to offset future gains, not subject to expiration, in the amount of $13,540,741 and $1,718,424, respectively. During the fiscal year ended June 30, 2024, the Fund utilized $7,779,544 of available short-term capital loss carryforwards.

Certain capital and qualified late year losses incurred after October 31 and within the current taxable year are deemed to arise on the first business day of the Fund’s following taxable year. For the fiscal year ended June 30, 2024, the Fund deferred post October capital and late year ordinary losses in the amount of $184,949.

7.	INVESTMENT RISKS

ETF Risk

The NAV of the Fund can fluctuate up or down, and you could lose money investing in the Fund if the prices of the securities owned by the Fund decline. In addition, the Fund may be subject to the following risks: (1) the market price of the Fund’s shares may trade above or below its NAV; (2) an active trading market for the Fund’s shares may not develop or be maintained; or (3) trading of the Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Sector Risk

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of December 31, 2024, the Fund had 42.84% of the value of its net assets invested in stocks within the Technology sector.

16

EntrepreneurShares Series Trust

Notes to the Financial Statements (continued)

December 31, 2024 (Unaudited)

NOTE 8. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

17

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

At a meeting of the Board of Trustees (the “Board”) held on August 14, 2024, all of the Trustees of EntrepreneurShares Series Trust (the “Trust”) met to discuss, among other things, the continuation of the investment advisory agreement for the ERShares Entrepreneurs ETF (formerly known as the ERShares Entrepreneur 30 ETF) (“Entrepreneurs ETF” or the “Fund”). In preparation for the meeting the Trustees reviewed materials addressing the review and consideration of the investment advisory agreement (the “Advisory Agreement”), which included a Gartenberg Memo to the Board from legal counsel, 15(c) analyses for the Fund, and the returns of the Fund and the Fund’s benchmark indices provided in the quarterly Board materials.

Capital Impact Advisors, LLC (the “Advisor”) is the investment adviser to the Fund. The Advisor is responsible for management of the investment portfolio of the Fund, and for overall management of the Fund’s business and affairs pursuant to the Advisory Agreement.

At the meeting, the Trustees had ample opportunity to consider matters they deemed relevant in considering the approval of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations, without undue time constraints. In addition to the materials requested by the Trustees in connection with their consideration of the continuation of the Advisory Agreement, the Trustees received materials in advance of each regular quarterly meeting of the Board that provided information relating to the services provided by the Advisor.

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the renewal of the Advisory Agreement. The Board relied upon the advice of independent legal counsel and the Board’s own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement. In considering the renewal of the Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. The Board reviewed materials provided by the Advisor related to the proposed renewal of the Advisory Agreement with respect to the Fund, including the Advisor’s respective Form ADV and related schedules, a description of the manner in which

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Additional Information (Unaudited) (continued)

investment decisions were made and executed, a review of the personnel performing services for the Fund, including the individuals that primarily monitor and execute the investment process. The Board discussed the extent of the research capabilities, the quality of the compliance infrastructure and the experience of its investment advisory personnel. The Board noted that the Advisor was an experienced investment adviser with seasoned senior management and that the performance of the Fund was supported by the quality and experience of the staff.

Additionally, the Board received satisfactory responses from the representatives of the Advisor with respect to a series of important questions, including: whether the Advisor was involved in any lawsuits or pending regulatory actions; whether the advisory services provided to its other accounts would conflict with the advisory services provided to the Fund; whether there were procedures in place to adequately allocate trades among its respective clients; and whether the Advisor’s CCO had processes in place to review the portfolio managers’ performance of their duties to ensure compliance under its compliance program. The Board reviewed the information provided on the practices for monitoring compliance with the Fund’s investment limitations and discussed the compliance programs with the CCO of the Trust.

The Board noted that the CCO of the Trust continued to represent that the policies and procedures were reasonably designed to prevent violations of applicable federal securities laws. The Board also noted the Advisor’s representation that the prospectus and statement of additional information for the Fund accurately describe the investment strategies of the Fund. The Board then reviewed the capitalization of the Advisor based on financial information described by and representations made by the Advisor, and their respective representatives and concluded that the Advisor is sufficiently well-capitalized, or its principals have the ability to make additional contributions in order to meet its obligations to the Fund.

The Board concluded that the Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the advisory services to be provided by the Advisor to the Fund were satisfactory.

The Board reviewed the performance, fee and expense information provided by Ultimus using data provided by Morningstar, Inc. (“Morningstar”). The Board considered the limitations with such a process, including that the categorization determined by Morningstar may or may not subjectively correlate with the Fund’s investment strategy or portfolio holdings. The Board noted that the historical data used in the 15(c) analyses was as of the reporting period ended June 30, 2024, and that as of that date Entrepreneurs ETF had approximately $$82.994 million in net assets.

Performance. The Board discussed Morningstar’s classification of the Entrepreneurs ETF. The Board also referred to the category analysis as of June 30, 2024, noting the average net assets for funds in the category. The Board reviewed the Entrepreneurs ETF’s one-year, three-year and five- year returns annualized returns and compared them to the peer group’s and Morningstar category’s average annualized returns for these same periods, noting the Fund had generally lagged the peer group, Morningstar Category and index, but that the one-year returns revealed a significant recovery of the strategy as the one-year returns significantly outperformed the comparative references. The Board noted the strategy had a long-term focus and that it seemed imprudent to suggest that the Advisor change course.

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Additional Information (Unaudited) (continued)

Fees and Expenses. The Board reviewed the fee and expense information provided by the Advisor. The Board considered the limitations with such a process, including that the categorization determined by Morningstar may or may not subjectively correlate with the Fund’s investment strategy or portfolio holdings. The Board noted that the historical data used in the 15(c) analyses was as of the reporting period ended June 30, 2024.

The Board noted that the Entrepreneurs ETF’s management fee of 0.75%, which is structured as a unified fee and compared that to the peer group’s average management fee of 0.62%, noted that the total annual fund operating expense of 0.75% and compared that to the peer group’s average total annual fund operating expense of 0.62% and that the Fund’s management fee and expenses were within the reasonable range of fees as compared to its peers.

Profitability. The Board reviewed a profitability summary that was provided by the Advisor, indicating that profits were below the 50% margin. The Board further reviewed the Fund’s annual and semi-annual shareholder reports, which contained audited financial statements including gross revenues earned by the Advisor with respect to its management of the Fund. The Board noted that while the Advisor appeared to earn a profit with respect to its management of the Fund, the profits did not appear to be excessive.

Economies of Scale. The Board examined the Advisor’s effort to achieve economies of scale for the Fund to the benefit of the Fund’s shareholders. The Board determined that as the Fund’s assets increase, economies of scale could be realized and will be revisited later.

Conclusion

The Board weighed all of the factors presented to them in the Gartenburg Memo, the Morningstar analysis of returns and expense ratios, the returns of the benchmark indices, profitability analysis and discussions with the Advisor during the Board meeting to consider the renewal of the Advisory Agreement. Without paying particular weight to any one factor, the Board, including a majority of the Independent Trustees, determined the advisory fees were fair and reasonable for the services provided and it was in the best interest of shareholders to continue the Advisory Agreement for a one-year period.

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PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, is available (1) without charge upon request by calling the Fund at (877) 271-8811 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Not applicable – disclosed with annual report.

(a)(2)	Not applicable

(a)(3)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(4)	Not applicable

(a)(5)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EntreprenuerShares Series Trust

By (Signature and Title)	/s/ Joel M. Shulman
Dr. Joel M. Shulman, Principal Executive Officer and Principal Financial Officer

Date	3/6/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Joel M. Shulman
Dr. Joel M. Shulman, Principal Executive Officer and Principal Financial Officer

Date	3/6/2025